Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli ETFs Trust
Entity Central Index Key	0001748425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000236584
Shareholder Report [Line Items]
Fund Name	Gabelli Global Technology Leaders ETF
Trading Symbol	GGTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Global Technology Leaders ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGTL/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGTL/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Global Technology Leaders ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Technology Leaders ETF outperformed its broad-based and comparative benchmarks the S&P 500, the MSCI USA IMI Consumer Discretionary, and MSCI USA IMI Industrials Indices. Semiconductor stocks experienced a surge in the first half of the year. The rapid buildout of AI infrastructure will drive sustained multi-year demand for memory, hardware, and components critical to power systems and thermal management.   Contributors included TSMC, Dell Technologies, Inc, and Advanced Micro Devices. Detractor included Oracle Co., Kyndryl Holdings, and Check Point Software.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Global Technology Leaders ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index	MSCI USA Industrials Index
1/22	10,000	10,000	10,000	10,000
6/22	7,827	8,115	7,213	8,463
6/23	9,382	9,705	8,980	10,804
6/24	10,365	12,088	10,219	12,611
6/25	11,922	13,921	12,040	15,202
6/26	16,740	17,028	13,014	19,730

Performance Inception Date	Jan. 03, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares.
AssetsNet	$ 13,349,561
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,349,561 # of Portfolio Holdings65 Portfolio Turnover Rate20% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	87.6%
U.S. Government Obligations	9.5%
Other Assets and Liabilities (Net)	2.9%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Semiconductors	42.0%
Electronics	10.8%
U.S. Government Obligations	9.5%
Computer Software and Services	8.6%
Prepackaged Software	6.3%
Diversified Industrial	5.7%
Entertainment	4.9%
Communication Services	3.9%
Other Industry Sectors	5.4%
Other Assets and Liabilities (Net)	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Advanced Micro Devices Inc.	4.9%
Oracle Corp.	3.8%
Renesas Electronics Corp.	3.4%
Broadcom Inc.	3.2%
Sony Group Corp.	3.1%
Arista Networks Inc.	3.0%
Texas Instruments Inc.	2.3%
NVIDIA Corp.	2.3%
Check Point Software Technologies Ltd.	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGTL/
C000220758
Shareholder Report [Line Items]
Fund Name	Gabelli Commercial Aerospace and Defense ETF
Trading Symbol	GCAD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Commercial Aerospace and Defense ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GCAD/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCAD/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Commercial Aerospace and Defense ETF outperformed its benchmarks, the S&P 500 and the MSCI World Aerospace and Defense Indices. Performance for the first half was driven by continued investor confidence in the sector’s resilience amid geopolitical tensions, record defense spending, and a recovering commercial market. Commercial aerospace maintained its recovery momentum, driven by increased global passenger traffic and production.  Contributors included Moog Inc., Ducommun Inc., and Albany International Corp. Detractors included Rheinmetall AG, CAE Inc., and Leidor Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index	MSCI World Aerospace and Defense Index
1/23	10,000	10,000	10,000
6/23	10,335	11,736	11,924
6/24	12,692	14,618	14,342
6/25	17,124	16,835	21,277
6/26	23,485	21,592	23,830

Performance Inception Date	Jan. 03, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares.
AssetsNet	$ 43,675,246
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,723
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$43,675,246 # of Portfolio Holdings54 Portfolio Turnover Rate0% Management Fees$18,723
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	95.8%
U.S. Government Obligations	4.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Aerospace and Defense	62.5%
Aviation: Parts and Services	32.1%
U.S. Government Obligations	4.1%
Automotive	0.7%
Computer Software and Services	0.5%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Albany International Corp.	6.8%
Moog Inc.	6.2%
The Boeing Co.	5.2%
Ducommun Inc.	4.7%
Hexcel Corp.	4.6%
RTX Corp.	4.1%
L3Harris Technologies Inc.	4.0%
Lockheed Martin Corp.	4.0%
Mercury Systems Inc.	3.9%
Textron Inc.	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCAD/
C000220752
Shareholder Report [Line Items]
Fund Name	Gabelli Financial Services Opportunities ETF
Trading Symbol	GABF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Financial Services Opportunities ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABF/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABF/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Financial Services Opportunities ETF underperformed its broad-based and comparative benchmarks, the S&P 500 and S&P 500 Financials Indices. The second quarter brought strong capital markets activity, robust trading volumes and continued strong retail investor engagement.  Equity capital markets volume was the second highest quarter in history and the most since 1Q21 and consumer spending remained strong.  Top contributors included SuRo Capital Corp., Cohen & Steers, Inc., and Interactive Brokers Group, Inc. Detractors included Fiserv, Inc., KKR & Co Inc, and S&P Global, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
6/22	9,463	9,489	9,401
6/23	11,487	11,348	10,294
6/24	16,292	14,135	12,786
6/25	21,012	16,278	16,552
6/26	19,890	19,911	17,222

Performance Inception Date	May 09, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares.
AssetsNet	$ 49,753,895
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 113,891
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$49,753,895 # of Portfolio Holdings43 Portfolio Turnover Rate12% Management Fees$113,891
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	93.8%
Closed-End Funds	5.6%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Financial Services	78.8%
Banking	6.8%
Closed-End Funds	5.6%
Real Estate	4.2%
Computer Software and Services	4.0%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Berkshire Hathaway Inc.	5.7%
SuRo Capital Corp., BDC	5.6%
Cohen & Steers Inc.	5.2%
S&P Global Inc.	4.5%
Capital One Financial Corp.	4.4%
Moody's Corp.	4.2%
KKR & Co. Inc.	4.2%
Wells Fargo & Co.	4.1%
Rocket Companies Inc.	4.0%
Fiserv Inc.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABF/
C000220751
Shareholder Report [Line Items]
Fund Name	Gabelli Growth Innovators ETF
Trading Symbol	GGRW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Growth Innovators ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGRW/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGRW/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Innovators ETF underperformed its benchmarks, the S&P 500 and the Nasdaq Composite Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Contributors included Applied Materials, Inc., GE Vernova Inc., and ASML Holdings NV. Detractors included Microsoft Corp., Boston Scientific Corp., and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Growth Innovators ETF	S&P 500 Index	NASDAQ Composite Index
2/21	10,000	10,000	10,000
6/21	10,063	10,987	11,543
6/22	6,291	9,820	8,838
6/23	7,667	11,744	11,149
6/24	11,152	14,628	14,450
6/25	13,450	16,846	16,716
6/26	15,292	20,606	21,644

Performance Inception Date	Feb. 12, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares.
AssetsNet	$ 8,755,372
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,755,372 # of Portfolio Holdings42 Portfolio Turnover Rate6% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Information Technology - Semiconductors	24.4%
Communication Services	12.8%
Information Technology - Software and Services	12.4%
Industrials	10.7%
Consumer Discretionary	10.1%
Financials	9.5%
Health Care	8.2%
Aerospace and Defense	4.8%
Other Industry Sectors	6.8%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.5%
Alphabet Inc.	6.2%
Amazon.com Inc.	5.4%
Applied Materials Inc.	5.4%
GE Vernova Inc.	4.6%
Eli Lilly & Co.	4.2%
Broadcom Inc.	4.0%
General Electric Co.	3.6%
Amphenol Corp.	3.4%
Meta Platforms Inc.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGRW/
C000264100
Shareholder Report [Line Items]
Fund Name	Gabelli High Income ETF
Trading Symbol	GBHI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli High Income ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GBHI/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBHI/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli High Income ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli High Income ETF underperformed its broad-based benchmark, the S&P 500 Index, and outperformed its comparative benchmark, the ICE BofA 1-10 Year BB Cash Pay High Yield Index. The Fund emphasizes research-driven credit selection and disciplined risk management. Contributors included Sunoco LP, Plains All American Pipeline, L.P., and Energy Transfer LP.  Detractors included Bellring Brands, Inc. 7.0%, Suburban Propane Partners, L.p. 6.5%, and  Albertsons Companies, Inc. 5.625%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli High Income ETF	S&P 500 Index	ICE BofA 1-10 Year BB Cash Pay High Yield Index
11/25	10,000	10,000	10,000
6/26	10,358	11,325	10,325

Performance Inception Date	Nov. 14, 2025
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares.
AssetsNet	$ 6,014,092
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,014,092 # of Portfolio Holdings93 Portfolio Turnover Rate29% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Corporate Bond	95.5%
Common Stock	3.7%
Preferred Stock	0.3%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Diversified Industrial	18.7%
Energy	15.2%
Materials	9.9%
Financials	8.1%
Communications	7.9%
Chemicals	6.9%
Automotive	5.9%
Food & Beverage	5.8%
Other Industry Sectors	21.1%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	3.3%
Rogers Communications Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.59%)	2.1%
Garrett Motion Holdings Inc./Garrett LX I Sarl	1.8%
Knife River Corp.	1.7%
Celanese US Holdings LLC	1.7%
Phinia Inc.	1.7%
Industrial F&B Investments III Inc.	1.7%
Iron Mountain Inc.	1.7%
Alumina Pty Ltd.	1.7%
Qnity Electronics Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBHI/
C000220756
Shareholder Report [Line Items]
Fund Name	Gabelli Love Our Planet & People ETF
Trading Symbol	LOPP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Love Our Planet & People ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/LOPP/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/LOPP/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Love Our Planet & People ETF outperformed its benchmarks, the S&P 500 and the MSCI USA SRI Indices. The portfolio emphasizes  sustainable practices such as renewable energy, reduction or recycling of long-lived water conservation, and clean mobility.  The build out of artificial intelligence (AI) infrastructure – specifically efficient and climate friendly energy generation and transmission – continued to be a major driver of returns. Contributors included GE Vernova Inc., Corning Inc., and Cummins Inc. Detractors included S&P Global, Inc., Mirion Technologies, Inc., and Xylem Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
6/21	11,218	11,459	11,541
6/22	9,330	10,242	10,419
6/23	10,899	12,248	12,901
6/24	11,052	15,257	15,018
6/25	12,769	17,570	17,205
6/26	17,271	21,491	22,041

Performance Inception Date	Jan. 29, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares.
AssetsNet	$ 16,325,132
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$16,325,132 # of Portfolio Holdings71 Portfolio Turnover Rate12% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	96.8%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.9%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Energy and Utilities	22.5%
Equipment and Supplies	12.5%
Building and Construction	8.4%
Machinery	6.1%
Automotive Parts and Accessories	5.6%
Electronics	5.4%
Metals and Mining	4.9%
Environmental Services	4.8%
Other Industry Sectors	28.9%
Other Assets and Liabilities (Net)	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
GE Vernova Inc.	4.0%
Cummins Inc.	3.6%
Valmont Industries Inc.	3.3%
IDACORP Inc.	3.1%
Crown Holdings Inc.	3.1%
Weyerhaeuser Co.	2.6%
Xylem Inc.	2.6%
AZZ Inc.	2.5%
Arcosa Inc.	2.5%
Sensient Technologies Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/LOPP/
C000269470
Shareholder Report [Line Items]
Fund Name	Gabelli Opportunities in Live and Sports ETF
Trading Symbol	GOLS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Opportunities in Live and Sports ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GOLS/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GOLS/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Opportunities in Live and Sports ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Opportunities in Live and Sports underperformed its benchmarks the S&P 500 and Nasdaq Composite Indices. Against a tumultuous geopolitical backdrop, live entertainment and sports assets continued to play their role as stores of value with secular tailwinds. In the short-term, these stocks continue to be impacted by idiosyncrasies both positive and negative.  Contributors included Madison Square Garden Sports Corp., Atlanta Braves Holdings Inc., and  Madison Square Garden Entertainment Corp. Detractors included Sportradar Group AG, Walt Disney Company, and Fox Corporation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Opportunities in Live and Sports ETF	S&P 500 Index
12/25	10,000	10,000
6/26	10,556	11,021

Performance Inception Date	Dec. 31, 2025
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares.
AssetsNet	$ 31,062,048
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,062,048 # of Portfolio Holdings47 Portfolio Turnover Rate8% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	95.3%
U.S. Government Obligations	6.1%
Other Assets and Liabilities (Net)	(1.4)%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Sports	60.8%
Live Entertainment	16.5%
Media	15.2%
U.S. Government Obligations	6.1%
Financial Services	2.8%
Other Assets and Liabilities (Net)	(1.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Madison Square Garden Sports Corp.	11.0%
Atlanta Braves Holdings Inc.	8.8%
Liberty Media Corp.-Liberty Formula One	6.5%
Madison Square Garden Entertainment Corp.	6.1%
Manchester United plc	5.8%
Liberty Live Holdings Inc.	4.9%
TKO Group Holdings Inc.	4.1%
Rogers Communications Inc.	3.9%
The Walt Disney Co.	3.8%
Churchill Downs Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GOLS/
C000265130
Shareholder Report [Line Items]
Fund Name	Keeley Dividend ETF
Trading Symbol	KDVD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Dividend ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/KDVD/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/KDVD/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Keeley Dividend ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Keeley Dividend ETF outperformed its broad-based benchmark, the S&P 500 Index and underperformed its comparative the Russell 2500 Value Index. Dividend payers lagged non-dividend payers, especially relative to the Russell 2500 Value.  Sector Allocation was the biggest source of underperformance, while Selection detracted slightly.   Contributors included Qnity Electronics, Inc., Solstice Advanced Materials, Inc., and Select Water Solutions, Inc. Detractors included Alight, Inc., Universal Health Services, Inc., and Nexstar Media Group, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Keeley Dividend ETF	S&P 500 Index	Russell 2500 Value Index
12/25	10,000	10,000	10,000
6/26	11,605	11,026	12,445

Performance Inception Date	Dec. 05, 2025
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares.
AssetsNet	$ 8,440,372
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,440,372 # of Portfolio Holdings70 Portfolio Turnover Rate0% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stock	92.8%
U.S. Government Obligations	7.5%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Value	Value
Financials	19.2%
Industrials	11.2%
Health Care	9.5%
Information Technology	9.1%
Consumer Discretionary	8.9%
Real Estate	8.3%
Materials	7.7%
U.S. Government Obligations	7.5%
Other Industry Sectors	18.9%
Other Assets and Liabilities (Net)	(0.3)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Qnity Electronics Inc.	2.5%
Regal Rexnord Corp.	2.4%
Solstice Advanced Materials Inc.	2.4%
Select Water Solutions Inc.	2.2%
Ralliant Corp.	2.2%
Virtu Financial Inc.	2.1%
Douglas Dynamics Inc.	2.1%
Concentra Group Holdings Parent Inc.	2.0%
Spectrum Brands Holdings Inc.	1.9%
Fifth Third Bancorp	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/KDVD/